Notes to the Consolidated Statement of Cash Flows (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities

	Convertible redeemable preferred shares	Other payable to related parties	Lease liabilities
	US$’000	US$’000	US$’000
At January 1, 2020	—	4	6,085
Decrease of lease liabilities	—	—	(924)
Changes from financing cash flows	160,450	(4)	(1,723)
Fair value loss of the Series A Preferred Shares	79,984	—	—
Conversion to ordinary shares	(240,434)	—	—
Interest expense	—	—	105
Interest paid classified as operating cash flows	—	—	(105)
Foreign exchange movement	—	—	(5)
At June 30, 2020 (Unaudited)	—	—	3,433
At January 1, 2021	—	—	3,373
Changes from financing cash flows	—	—	(550)
Interest expense	—	—	73
Interest paid classified as operating cash flows	—	—	(73)
Foreign exchange movement	—	—	(24)
At June 30, 2021 (Unaudited)	—	—	2,799

Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows	The total cash outflow for leases included in the statement of cash flows is as follows:

	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Right-of-use assets
Within operating activities	105	73
Within financing activities	1,723	550
Short-term leases	43	105
	1,871	728